PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                          (the "Arizona fund")
                  PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                          (the "Florida fund")
              PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                      (the "Massachusetts fund")
                 PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                          (the "Michigan fund")
                PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                         (the "Minnesota fund")
                PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                         (the "New Jersey fund")
                  PUTNAM OHIO TAX EXEMPT INCOME FUND
                            (the "Ohio fund")
               PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                        (the "Pennsylvania fund")
                           (each a "fund" and
                       collectively, the "funds")

                                FORM N-1A
                                 PART B

               STATEMENT OF ADDITIONAL INFORMATION ("SAI")

                           September 30, 1996


This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the funds dated September 30, 1996, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of that fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about each fund. Part II includes information about the funds and the other
Putnam funds.

                             Table of Contents

Part I Page

TAX-EXEMPT SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . . .I-3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . .I-5

PROPOSED RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . I-11

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . I-15

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . I-39

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES . . . . . . . I-42

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . I-51

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . . . . I-51

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-73

                                    SAI
                                   PART I

TAX-EXEMPT SECURITIES

General description. As used in the prospectus and in this SAI, the term "tax-exempt securities" includes obligations of a state and its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (except for Florida, which has no personal income tax) personal or gross income tax of the relevant state. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately operated housing facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (except for the Florida fund) personal or gross income tax of the relevant state (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

Stand-by commitments. When a fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. Each fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. None of the funds expect to assign any value to stand-by commitments.

Yields. The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's represent their opinions as to the quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a fund, an issue of tax-exempt securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a fund.
Neither event will require the elimination of an investment from a fund's portfolio, but Putnam Management will consider such an event in its determination of whether a fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. None of the funds currently intends to invest in so-called "moral obligation" bonds, where payment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the fund.

Additional risks. Securities in which each fund may invest, including tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and to laws, if any, which may be enacted by

Congress or the appropriate state legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of tax-exempt securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of tax-exempt securities for investment by a fund and the value of that fund's portfolio could be materially affected by such changes in law, the Trustees of that fund would reevaluate its investment objective and policies and consider changes in the structure of that fund or its dissolution.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, a fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) (All funds except Arizona and New Jersey funds) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) in connection with borrowings permitted by restriction 1 above.

(3) (Arizona fund only) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost or current value) in connection with borrowings permitted by restriction 1 above.

(4) (New Jersey fund only) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by restriction 1 above. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin for financial futures contracts, options on such contracts and on securities indices are not deemed to be pledges or other encumbrances.)

(5) (Massachusetts, Michigan, Minnesota and Ohio funds only) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options on financial futures contracts and on futures contracts.

(6) (Florida, New Jersey and Pennsylvania funds only) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with futures contracts and related options.

(7) (Arizona fund only) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with futures contracts and options.

(8) Make short sales of securities or maintain a short sale position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(9) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(10) (Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds only) Purchase or sell real estate, although it may purchase or sell securities which are secured by or represent interests in real estate.

(11) (Arizona, Florida, and New Jersey funds only) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(12) (Massachusetts, Michigan, Minnesota and Ohio funds only)
Purchase or sell commodities or commodity contracts, except that a fund may write and purchase options on financial futures contracts and buy and sell financial futures contracts.

(13) (Florida, New Jersey and Pennsylvania funds only) Purchase or sell commodities or commodity contracts, except that a Fund may write and purchase financial futures contracts and related options.

(14) (Arizona fund only) Purchase or sell commodities or commodity contracts, except that the Arizona fund may purchase and sell financial futures contracts and related options.

(15) (All funds except Arizona fund) Make loans, except by purchase of debt obligations in which a fund may invest consistent with its investment policies, or by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value).

(16) (Arizona fund only) Make loans, except by purchase of debt obligations in which the Arizona fund may invest consistent with its investment policies, or by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its assets.

(17) Invest in securities of any issuer if, to the knowledge of the fund, officers and Trustees of the fund and officers and directors of Putnam Management who beneficially own more than 0.5% of the shares or securities of that issuer together own more than 5%.

(18) (Massachusetts, Michigan, Minnesota and Ohio funds only). Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of a fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies or instrumentalities or to tax-exempt securities.

(19) (Pennsylvania fund only). With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Pennsylvania fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

(20) (Arizona, Florida and New Jersey funds only). With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(21) Acquire more than 10% of the voting securities of any issuer.

(22) (All funds except Arizona fund) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities and tax-exempt securities, except obligations backed only by the assets and revenues of nongovernmental issuers) if as a result of such purchase more than 25% of the fund's total assets would be invested in any one industry.

(23) (Arizona fund only) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities or tax-exempt securities, except obligations backed only by the assets and revenues of nongovernmental issuers) if as a result of such purchase, more than 25% of the Arizona fund's total assets would be invested in any one industry.

(24) (New Jersey fund only). Invest in the securities of other registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets.

(25) (All funds except Arizona fund) Purchase securities restricted as to resale, if, as a result, such investments would exceed 15% of the value of a fund's net assets, excluding restricted securities that have been determined by the Trustees of the fund (or the person designated by them to make such determinations) to be readily marketable.

(26) (Arizona fund only) Purchase securities the disposition of which is restricted under federal securities law, if, as a result, such investments would exceed 15% of the value of the Arizona fund's current net assets, excluding restricted securities that have been determined by the Trustees of the Arizona fund (or the person designated by them to make such determinations) to be readily marketable.

(27) (Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds only) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(28) (Florida fund only) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(29) (New Jersey fund only) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers which deal in, represent interests in, or are secured by interests in such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(30) Make investments for the purpose of gaining control of a company's management.

(31) Issue any class of securities which is senior to the fund's shares of beneficial interest.

Although certain of the funds' fundamental investment restrictions permit each fund to borrow money to a limited extent, none of the funds currently intends to do so and none of the funds did so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

                             ------------------

It is contrary to a fund's present policy, which may be changed without shareholder approval, to:

(1) (For Massachusetts, Michigan, Minnesota and Ohio funds only) Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of a fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

(2) (For Arizona, Florida, New Jersey and Pennsylvania funds only) Invest in (a) securities which are not readily marketable,
(b) securities restricted as to resale (excluding securities determined by the Trustees of a fund to make such determinations) to be readily marketable, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of a fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

(3) (All funds except Arizona fund). Invest in warrants (other than warrants acquired by the fund as part of a unit or attached to securities at the time of purchase).

(4) (All funds except Arizona and Florida funds) Invest in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the fund's net assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or instrumentalities, or to any obligation for the payment of which is pledged the faith, credit and taxing power of any person authorized to issue tax-exempt securities.

(5) (Arizona fund only) Invest in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the Arizona fund's net assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or instrumentalities, or to any general obligation for the payment of which is pledged the faith, credit and taxing power of any person authorized to issue tax-exempt securities.

(6) (Florida fund only) Invest in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the Florida fund's net assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or instrumentalities, or to any obligation for the payment of which is pledged the full faith, credit and taxing power of any person authorized to issue tax-exempt securities.

(7) (All funds except New Jersey fund). Invest in the securities of other registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets.

All percentage limitations on investments (other than pursuant to non-fundamental restrictions (1 and 2) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

PROPOSED RESTRICTIONS

At a meeting to be held on December 5, 1996, shareholders of each fund are being asked to approve a number of changes to each fund's fundamental investment restrictions, including the elimination of certain of these restrictions. If these proposals are approved at that meeting, each fund's fundamental and non-fundamental investment restrictions will be as follows after that date:

Fundamental restrictions

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) (Arizona, Florida and New Jersey funds only). With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) (Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds only) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(8) (Arizona, Florida and New Jersey funds only). With respect to
50% of its assets, acquire more than 10% of the outstanding voting securities of any issuer.

(9) (Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds only). With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(10) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities or tax-exempt securities, except obligations backed only by the assets and revenues of non-governmental issuers) if as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(11) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

Non-fundamental restrictions

(1) (For Massachusetts, Michigan, Minnesota and Ohio funds only) Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of a fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

(2) (For Arizona, Florida, New Jersey and Pennsylvania funds only) Invest in (a) securities which are not readily marketable,
(b) securities restricted as to resale (excluding securities determined by the Trustees of a fund to make such determinations) to be readily marketable, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of a fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

(3) (All funds except Arizona fund) Invest in warrants (other than warrants acquired by the fund as part of a unit or attached to securities at the time of purchase).

(4) (All funds except Arizona and Florida funds) Invest in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the fund's net assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or instrumentalities, or to any obligation for the payment of which is pledged the faith, credit and taxing power of any person authorized to issue tax-exempt securities.

(5) (Arizona fund only) Invest in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the Arizona fund's net assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or instrumentalities, or to any general obligation for the payment of which is pledged the faith, credit and taxing power of any person authorized to issue tax-exempt securities.

(6) (Florida fund only) Invest in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the Florida fund's net assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or instrumentalities, or to any obligation for the payment of which is pledged the full faith, credit and taxing power of any person authorized to issue tax-exempt securities.

(7) Invest in the securities of other registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets.

(8) Invest in securities of any issuer if, to the knowledge of the fund, officers and Trustees of the fund and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

(9) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with financial futures contracts or options.

(10) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

(11) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of its total assets (taken at cost) in connection with permitted borrowings.

(12) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights or contracts, and it may acquire and dispose of such leases, rights or contracts acquired through the exercise of its rights as a holders of debt obligations secured thereby.

If shareholders do not ultimately approve some or all of the proposed changes, this SAI will be revised accordingly.

                            -------------------

CHARGES AND EXPENSES

Management fees

Under Management Contracts dated September 20, 1996, each fund pays a quarterly fee to Putnam Management based on the average net assets of that fund, as determined at the close of each business day during the quarter, at the annual rate of 0.60% of the first $500 million, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.340% of the
next $5 billion and 0.330% thereafter.   For the past three fiscal years,
pursuant to management contracts in effect prior to September 20, 1996 (dated set forth as below), the funds incurred the following fees:

                     Fiscal                      Management
                     year                        fee paid
                    ------                       ----------------
Arizona fund       1996                         $943,091
                   1995+                        $683,508
                   1994                         $952,651

Florida fund       1996                       $1,860,534
                   1995++      $1,686,928
                   1994                       $1,921,362

Massachusetts fund     1996                             $1,885,492
                   1995                       $1,638,366
                   1994                       $1,549,215

Michigan fund      1996                         $990,338
                   1995                         $858,323
                   1994                         $782,934

Minnesota fund     1996                         $742,566
                   1995                         $643,810
                   1994                         $589,840

New Jersey fund    1996                       $1,824,907
                   1995++      $1,588,880
                   1994                       $1,702,343

Ohio fund          1996                       $1,379,995
                   1995                       $1,286,605
                   1994                       $1,206,826

Pennsylvania fund  1996                       $1,426,014
                   1995+++                      $323,968
                   1995                       $1,155,995

+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

                       Prior           Prior
Fund name             Contract date    Rates

Arizona fund          3/5/92           0.60% of the first $500 million
                                 0.50% of the next $500 million
                                 0.45% of the next $500 million and
                                 0.40% thereafter

Florida fund          12/5/91          0.60% of the first $500 million
                                 0.50% of the next $500 million
                                 0.45% of the next $500 million and
                                 0.40% thereafter

Massachusetts fund    7/11/91          0.60% of the first $500 million
                                 0.50% of the next $500 million
                                 0.45% of the next $500 million and
                                 0.40% thereafter

Michigan fund         7/11/91          0.60% of the first $500 million
                                 0.50% of the next $500 million
                                 0.45% of the next $500 million and
                                 0.40% thereafter

Minnesota fund                   7/11/91         0.60% of the first $500 million
                                 0.50% of the next $500 million
                                 0.45% of the next $500 million and
                                 0.40% thereafter

New Jersey fund       6/6/91           0.60% of the first $500 million
                                 0.50% of the next $500 million
                                 0.45% of the next $500 million and
                                 0.40% thereafter

Ohio fund             7/11/91          0.60% of the first $500 million
                                 0.50% of the next $500 million
                                 0.45% of the next $500 million and
                                 0.40% thereafter

Pennsylvania fund     7/11/91          0.60% of the first $500 million
                                 0.50% of the next $500 million
                                 0.45% of the next $500 million and
                                 0.40% thereafter

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated.

                      Fiscal                        Brokerage
                      year                          commissions
                      ------                        ------------

Arizona fund          1996                          $8,892
                      1995+                        $16,040
                      1994                              $0

Florida fund          1996                         $10,049
                      1995++                       $29,166
                      1994                         $34,899

Massachusetts fund    1996                         $11,986
                      1995                         $27,290
                      1994                          $9,696

Michigan fund         1996                          $5,967
                      1995                          $5,208
                      1994                              $0

Minnesota fund        1996                          $4,667
                      1995                          $9,645
                      1994                          $1,095

New Jersey fund       1996                         $18,629
                      1995++                       $41,937
                      1994                          $9,708


Ohio fund             1996                          $6,578
                      1995                         $13,759
                      1994                          $6,063

Pennsylvania fund     1996                          $9,269
                      1995+++                       $2,119
                      1995                          $2,612


+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

                       Dollar
                       value           Percent of
                       of these        total             Amount of
                       transactions    transactions    commissions
                       ------------    ------------    -----------

Arizona fund           $753,670                              0.72%    $4,377
Florida fund        $11,037,152            7.04%           $48,817
Massachusetts fund   $3,198,724            2.51%           $17,313
Michigan fund       $12,234,127           10.01%           $54,562
Minnesota fund       $1,550,388            2.17%           $12,864
New Jersey fund      $4,273,325            1.97%           $13,409
Ohio fund            $5,584,381            5.83%           $27,985
Pennsylvania fund    $2,731,725            2.51%           $16,250


Administrative expense reimbursement

The funds reimbursed Putnam Management in the following amounts for administrative services during fiscal 1996, including the following amounts for compensation of certain fund officers and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit:

                                                  Portion of total
                                                  reimbursement for
                                                    compensation
                                Total                   and
                            reimbursement          contributions
                            -------------         ----------------

Arizona fund                $7,808                  $6,820
Florida fund                $8,123                  $7,095
Massachusetts fund          $8,170                  $7,136
Michigan fund               $7,790                  $6,804
Minnesota fund              $7,786                  $6,801
New Jersey fund             $8,170                  $7,136
Ohio fund                   $7,989                  $6,978
Pennsylvania fund           $8,046                  $7,028

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 1996 and the fees paid to each Trustee by all of the Putnam funds during the calendar year 1995:

COMPENSATION TABLE

                                                 Aggregate compensation (1) from:


                                                                           All Putnam
Trustee/Year                    AZ    FL     MA   MI    MN    NJ    OH   PA    funds (2)


Jameson A. Baxter/1994          $773  $860   $867 $779  $761  $873  $825 $827  $150,854
Hans H. Estin/1972              $770  $857   $863 $776  $758  $869  $821 $824   150,854
John A. Hill/1985               $765  $850   $856 $770  $753  $862  $816 $818   149,854
Ronald J. Jackson/1996 (3)      n/a   n/a    n/a  n/a   n/a   n/a   n/a  n/a    n/a
Elizabeth T. Kennan/1992        $770  $857   $863 $776  $758  $869  $821 $824    148,854
Lawrence J. Lasser/1992         $766  $852   $858 $772  $754  $863  $817 $819   150,854
Robert E. Patterson/1984        $792  $885   $893 $798  $780  $898  $848 $851   152,854
Donald S. Perkins/1982          $767  $853   $859 $773  $755  $865  $818 $820   150,854
William F. Pounds/1971          $781(4)  $880(4)  $889(4)    $788(4) $767(4)  $892(4)  $839(4)  $843(4) 149,854
George Putnam/1957              $770  $857   $863 $776  $758  $869  $821 $824   150,854
George Putnam, III/1984         $770  $857   $863 $776  $758  $869  $821 $824   150,854
Eli Shapiro/1995 (5)            $792  $886   $893 $799  $780  $899  $848 $852    95,372
A.J.C. Smith/1986               $765  $850   $856 $771  $753  $862  $816 $818   149,854
W. Nicholas Thorndike/1992            $792   $885 $893  $779  $780  $899 $848  $852   152,854


(1)    Includes an annual retainer and an attendance fee for each meeting attended.
(2)    Reflects total payments received from all Putnam funds in the most recent calendar year.  As of December 31,
       1995, there were 99 funds in the Putnam family.
(3)    Elected as Trustee in May 1996.
(4)    Includes additional compensation for service as Vice Chairman of the Putnam funds.
(5)    Elected as Trustee in April 1995.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $66,749, based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

Share ownership

At August 31, 1996, the officers and Trustees of each fund as a group owned less than 1% of the outstanding shares of each class of each fund, and, except as noted below, to the knowledge of each fund no person owned of record or beneficially 5% or more of the shares of any class of that fund:

         Shareholder name      Percentage
Fund name      Class           and address           owned (%)
-----------    -----      --------------------       --------

Arizona fund     A            Merrill Lynch            5.50
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         B Merrill Lynch        6.00
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         MEdward D. Jones & Co.45.60
           P.O. Box 2500
         Maryland Heights, MO  63043

         MDonaldson, Lufkin & Jenrette                28.00
             P.O. 2052
         Jersey City, NJ 07303


         MG. Donald Haarer     12.40
         354 Forest Highlands
         Flagstaff, AZ 86001


Florida fund     A            Merrill Lynch            9.30
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         B Merrill Lynch        8.20
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         MRandy M. Poffo, Trustee                     22.70
         7650 Bayshore Drive
         St. Petersburg, FL 33706

         MRaymond James & Associates, Inc.            22.60
          P.O. Box 12749
         St. Petersburg, FL 33716

         MEdward D. Jones & Co.14.90
           P.O. Box 2500
         Maryland Heights, MO  63043

         MJohn R. McAllister    8.70
         12372 Comorant Dr.
         Jacksonville, FL 32223

         MSylvia Maulitz        6.90
         101 Clyde Morris Blvd.
         Ormand Beach, FL 32174

         M Paine Webber         5.00
         1000 Harbor Blvd.
         Weehawken, NJ 07087



Massachusetts    M         Smith Barney, Inc.         49.00
 fund     333 W. 34th St.
         New York, NY 10001

         MNicholas J. Stasinos, TTE                    7.10
          22 Brewster St.
         Plymouth, MA 02360

         MDavid P. Matoes       6.20
           332 Main St.
         Wareham, MA 02571

Michigan fund    M      Pauline B. Pickford, TTE      20.90
          64 Pleasant St.
         Oxford, MI 48837

         MFrank R. Farkas      20.70
           1832 ADA Ave
         Muskegon, MI 49442

         MEdward D. Jones & Co. 5.90
           P.O. Box 2500
         Maryland Heights, MO 63043

         MEmory J. Anderson    11.80
         1481 E. Jackson Rd.
         St. Louis, MI 48880

         MWheat First FBO      16.30
           P.O. Box 6540
         Glen Allen, VA 23058

Minnesota fund   M           Craig M. Larson          25.20
           200 Chainview
         Chanhassen, MN 55317


         MKermit J. Swenson    13.90
          7819 408th St.
         Kenyon, MN 55946

         MGertrude L. Palublicki6.40
          576 E. 2nd St.
         Winona, MN 55987

         MEdward D. Jones & Co.18.20
           P.O. Box 2500
         Maryland Heights, MO 63043

New Jersey fund  A            Merrill Lynch           10.10
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         B Merrill Lynch        9.10
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246


         M Thomas Chiego       27.80
          48 Huntley Rd.
         Summit, NJ 55317

         M Jack Keshish        19.30
         148 Lakeview Ave.
         S. Plainfield, NJ 07080

         MEdward J. Gibeny      9.00
         25 Hickory Place
         Chatham, NJ 07928

         MKathleen Sisolak      6.70
         198 Lakeview Drive Rd.
         Basking Ridge, NJ 07920

         M Allen Samuels        5.40
         563 Stonewall Dr.
         Smithville, NJ  08201

         MChristine Vallet      5.00
         40 Fieldcrest Way
         Hazlet, NJ 07430


Ohio fund        B            Merrill Lynch           13.20
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         MDonaldson, Lufkin & Jenrette                31.30
             P.O. 2052
         Jersey City, NJ 07303

         MPrudential Securities, Inc.                 10.70
           111 8th Ave.
         New York, NY 10011

         M   NFSC FEBO          9.60
         One New York Plaza
         New York, NY 10292

         MRick D. Gerdeman      6.80
          816 Atalant Rd.
          Lima, OH 45805


Pennsylvania fund                   A            BHC Securities, Inc. 7.30
         100 North 20th St.
         Philadelphia, PA 19103

         B Merrill Lynch        7.60
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         M Paine Webber        15.40
         1000 Harbor Blvd.
         Weehawken, NJ 07087

         M Nancy Wyndham       12.10
           P.O. Box 831
         Wenden Hall, PA 19357

         MSharon L. Haller      9.60
         610 Cambridge Ct.
         Palmyra, PA 17078

         MGerald M. Stuczynski, TTE                    7.00
         3008 Florida Ave.
          Erie, PA 17078

         MPatricia A. Fox       5.10
         119 Haverford Dr.
         Lafkin, PA 18702

         MEdward D. Jones & Co.18.20
           P.O. Box 2500
         Maryland Heights, MO 63043

             NFSC FEBO         10.00
         One New York Plaza
         New York, NY 10292

Distribution fees

During fiscal 1996, the funds paid the following 12b-1 fees to Putnam Mutual Funds:

Fund name             Class A      Class B      Class M
----------            -------      -------      -------

Arizona fund           $268,581     $195,822     $393
Florida fund           $521,621     $419,027   $2,219
Massachusetts fund     $515,338     $479,943   $2,855
Michigan fund          $278,111     $220,327   $1,551
Minnesota fund         $196,064     $216,102   $2,375
New Jersey fund        $476,014     $564,213   $1,119
Ohio fund              $384,848     $320,710     $900
Pennsylvania fund      $364,644     $473,557     $527


Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received sales charges with respect to class
A shares in the following amounts during the periods indicated:

              Sales charges
           retained by Putnam     Contingent
       Total  Mutual Funds         deferred
     front-end    after              sales
   sales chargesdealer concessions charges
   ------------------------------- --------

Arizona fund

Fiscal year
 1996           $363,781         $23,412              $10,000
 1995+          $257,469         $15,552                 $200
 1994           $894,004         $59,472               $1,639

Florida fund

Fiscal year
 1996           $603,590         $45,457               $8,800
 1995++         $501,152         $39,037              $19,781
 1994         $1,391,801         $80,999                 $584

Massachusetts fund

Fiscal year
 1996           $866,435         $82,951               $1,562
 1995           $783,963         $27,221                 $680
 1994         $1,740,049        $140,316              $10,092

Michigan fund

Fiscal year
 1996           $507,284         $35,487                   $0
 1995           $419,491         $15,212                   $0
 1994           $935,249         $65,629                   $0

Minnesota fund

Fiscal year
 1996           $389,372         $25,681                   $0
 1995           $312,177         $18,588                   $7
 1994           $670,795         $41,915                  $27

New Jersey fund

Fiscal year
 1996           $725,211         $48,772               $1,048
 1995++         $777,971         $48,327               $2,864
 1994         $2,132,078        $123,856                   $0

Ohio fund

Fiscal year
 1996           $435,027         $33,619                   $0
 1995           $466,247         $30,918                   $0
 1994         $1,129,631         $73,168                   $0

Pennsylvania fund

Fiscal year
 1996           $816,256          52,102                 $996
 1995+++        $273,245         $18,254              $10,000
 1995         $1,113,142         $71,739                 $640

+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                                        Contingent deferred
                                           sales charges
                                        -------------------


Arizona fund

Fiscal year
 1996                                    $100,749
 1995+                                    $48,101
 1994                                    $309,154

Florida fund

Fiscal year
 1996                                    $131,967
 1995++                                  $153,120
 1994                                     $78,903


Massachusetts fund

Fiscal year
 1996                                    $165,517
 1995                                     $35,000
 1994                                     $34,720

Michigan fund

Fiscal year
 1996                                     $40,870
 1995                                     $32,819
 1994                                      $3,489

Minnesota fund

Fiscal year
 1996                                     $33,959
 1995                                     $20,926
 1994                                      $4,372

New Jersey fund

Fiscal year
 1996                                    $146,756
 1995++                                  $150,939
 1994                                     $62,483

Ohio fund

Fiscal year
 1996                                     $85,990
 1995                                     $60,907
 1994                                      $9,032

Pennsylvania fund

Fiscal year
 1996                                    $105,045
 1995+++                                  $18,160
 1995                                      $2,473

+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

Class M shares

Putnam Mutual Funds received sales charges with respect to class
M shares in the following amounts during the periods indicated:

                                           Sales charges
                                        retained by Putnam
                                           Mutual Funds
                          Total               after
                      sales charges     dealer concessions
                      -------------     ------------------

Arizona fund

Fiscal year
 1996                  $5,471                 $674

Florida fund

Fiscal year
 1996                  $7,950                 $502
 1995+                     $0                   $0

Massachusetts fund

Fiscal year
 1996                  $8,403                 $865
 1995                    $692                  $62

Michigan fund

Fiscal year
 1996                 $10,181               $1,078
 1995                      $0                   $0

Minnesota fund

Fiscal year
 1996                  $4,671                 $141
 1995                      $0                   $0


New Jersey fund

Fiscal year
 1996                  $4,939                 $419
 1995+                     $0                   $0

Ohio fund

Fiscal year
 1996                  $2,641                 $259
 1995                      $0                   $0

Pennsylvania fund

Fiscal year
 1996                  $4,286                 $432

+  for fiscal period 7/1/94 - 5/31/95


Investor servicing and custody fees and expenses

During the 1996 fiscal year, each fund incurred the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company:


Arizona fund                              $192,766
Florida fund                              $312,233
Massachusetts fund                        $350,820
Michigan fund                             $212,118
Minnesota fund                            $177,771
New Jersey fund                           $340,358
Ohio fund                                 $227,456
Pennsylvania fund                         $237,695

INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended May 31, 1996)



Arizona fund


               Class A        Class B        Class M

Inception
date:          1/30/91        7/15/93        7/3/95

Annualized
total return
-----------------------------------------------------------------
1 year         -1.54%         -2.30%         n/a
5 years         5.80           n/a           n/a
Life of
class           6.07           1.89          1.02%*

Yield

30-day
yield          4.62%           4.20%         4.39%

Tax-equivalent
yield**        8.10%           7.37%         7.70%


*Represents cumulative, rather than average annual, total return.

**Assumes the maximum combined 42.98% federal and state rate.
Results for investors subject to lower tax rates would not be as advantageous.

Florida fund


               Class A        Class B          Class M
Inception
date:          8/24/90        1/4/93           5/1/95

Annualized
total return
-----------------------------------------------------------------
1 year         -1.80%         -2.52%         -0.62%
5 years         5.96           n/a            n/a
Life of
class           6.59           3.57           2.43


Yield

30-day
yield          4.99%          4.58%          4.77%

Tax-equivalent
yield*         8.26%          7.58%          7.90%

*Assumes the maximum 39.60% federal rate. Results for investors subject to lower tax rates would not be as advantageous.

Massachusetts fund


                         Class A        Class B          Class M
Inception
date:                    10/23/89       7/15/93          5/12/95

Annualized
total return
-----------------------------------------------------------------
1 year                   -0.17%         -0.83%              0.79%
5 years                   6.87           n/a                n/a
Life of
class                     7.36           2.70               2.15
Yield

30-day
yield                     5.32%         4.93%               5.12%

Tax-equivalent           10.01%         9.28%               9.63%
yield*

*Assumes the maximum combined 46.85% federal and state rate.
Results for investors subject to lower tax rates would not be as advantageous.

Michigan fund


               Class A        Class B          Class M
Inception
date:          10/23/89       7/15/93          4/17/95

Annualized
total return
-----------------------------------------------------------------
1 year         -1.18%         -1.86%           0.19%
5 years         6.08            n/a            n/a
Life of
class           6.30           2.18            2.73

Yield

30-day
yield          5.04%           4.64%           4.83%


Tax-equivalent
yield*         8.73%           8.04%           8.37%

*Assumes the maximum combined 42.26% federal and state rate.
Results for investors subject to lower tax rates would not be as advantageous.

Minnesota fund


               Class A       Class B           Class M
Inception
date:          10/23/89      7/15/93           4/3/95

Annualized
total return
-----------------------------------------------------------------
1 year         -1.78%         -2.40%           -0.51%
5 years         5.48           n/a              n/a
Life of
class           5.97           2.26             2.07


Yield

30-day
yield          4.81%          4.40%             4.59%

Tax-equivalent
yield*         8.70%          7.96%             8.30%


*Assumes the maximum combined 44.73% federal and state rate.
Results for investors subject to lower tax rates would not be as advantageous.

New Jersey fund


               Class A       Class B           Class M
Inception
date:          2/20/90       1/4/93            5/1/95

Annualized
total return
-----------------------------------------------------------------
1 year         -1.99%         -2.62%         -0.68%
5 years         5.77           n/a               n/a
Life of
class           6.62           3.67           2.33

Yield

30-day
yield          5.06%          4.65%          4.84%

Tax-equivalent
yield*         8.95%          8.22%          8.56%


*Assumes the maximum combined 43.45% federal and state rate.
Results for investors subject to lower tax rates would not be as advantageous.

Ohio fund


               Class A       Class B           Class M
Inception
date:          10/23/89      7/15/93           4/3/95

Annualized
total return
-----------------------------------------------------------------
1 year         -1.65%         -2.26%         -0.34%
5 years         5.85           n/a            n/a
Life of
class           6.26           2.23           2.35


Yield

30-day
yield          4.71%          4.29%          4.49%

Tax-equivalent
yield*         8.43%          7.68%          8.04%


*Assumes the maximum combined 44.13% federal and state rate.
Results for investors subject to lower tax rates would not be as advantageous.

Pennsylvania fund

                         Class A        Class B        Class M
Inception
date:                    7/21/89        7/15/93        7/3/95

Annualized
total return
-----------------------------------------------------------------
1 year                   -1.09%         -1.77%         n/a
5 years                   6.66           n/a           n/a
Life of
class                     6.90           2.71          1.24%*


Yield

30-day
yield                    5.04%          4.63%          4.82%

Tax-equivalent
yield**                  8.58%          7.89%          8.21%


*Represents cumulative, rather than average annual, total return.

**Assumes the maximum combined 41.29% federal and state rate.
Results for investors subject to lower tax rates would not be as advantageous.

-----------------------------------------------------------------
Data represent past performance and are not indicative of future results. Total return and yield for class A and class M shares reflect the deduction of the maximum sales charge of 4.75% and 3.25%, respectively. Total return for class B shares reflects the deduction of the applicable contingent deferred sales charge ("CDSC"). The maximum class B CDSC is 5.00%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

TAXES

The prospectus describes generally the tax treatment of distributions by the funds. This section of the SAI and the section entitled "Taxes" in Part II of this SAI include additional information concerning certain state and federal tax consequences of an investment in a fund, respectively. Prospective investors should be aware that an investment in a state tax-exempt fund may not be suitable for persons who do not receive income subject to income taxes of such state.

(Michigan and Minnesota funds only) That percentage of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the funds, that is equal to the percentage of the funds' distributions from investment income and short-term capital gains that is exempt from federal income tax, will not be deductible by the investor for single business tax or Minnesota personal income tax purposes. For Michigan personal income tax and Michigan intangibles tax purposes, such interest deduction is wholly disallowed.

To the extent that distributions are derived from interest on Michigan tax-exempt securities, such distributions will be exempt from Michigan personal income tax and excluded from the taxable income base of the Michigan intangibles tax under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder's business activity, may alternatively be subject to the Michigan single business tax. For Michigan personal income tax, intangibles tax and single business tax purposes, exempt-interest dividends attributable to any investment other than Michigan tax-exempt securities will be fully taxable as will dividends arising from any source other than exempt-interest irrespective of the investment to which any such dividend is attributable.

More specifically, Michigan law provides an exemption from both the Michigan personal income tax and the Michigan single business tax with respect to interest paid to the owner of tax-exempt securities, and a corresponding exemption is provided under the Michigan intangibles tax with respect to ownership of such securities. The Michigan Department of Treasury, in a ruling letter dated December 19, 1986 and published in April, 1987, revised a previous administrative position that shareholders of an investment company other than a "unit investment trust" are to be treated as the owners of shares in the investment company and not as the owners of a proportionate share of the company's assets. This revised position was reaffirmed in a ruling published in March, 1989. The Michigan fund is not a unit investment trust, and accordingly shareholders will, in the view of the Michigan Department of Treasury, be treated as the owners of the fund's assets including the fund's tax-exempt securities.

The Department has not addressed the question of whether the distinction between ownership of tax-exempt obligations and ownership of mutual fund shares may be accorded significance in connection with application of the single business tax to investment company distributions representing interest on obligations which are exempt from federal income tax and Michigan tax.

New Jersey. Income distributions paid from a "qualified investment fund" are exempt from the New Jersey Gross Income Tax to the extent attributable to tax-exempt obligations specified by New Jersey law. A "qualified investment fund" is any investment company or trust, or series of such investment company or trust, registered with the Securities and Exchange Commission which, for the calendar year in which a distribution is paid, (i) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables) and financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto, and (ii) has at least 80 percent of the aggregate principal amount of all its investments (excluding financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under section 851(b) of the Internal Revenue Code, and cash and cash items, which cash items include receivables), invested in obligations issued by New Jersey or obligations that are free from state or local taxation under New Jersey and federal laws, such as obligations issued by the governments of Puerto Rico, Guam or the Virgin Islands. Provided the fund qualifies as a "qualified investment fund," interest income and gains realized by the fund and distributed to shareholders will be exempt from the New Jersey Gross Income Tax to the extent attributable to tax-exempt obligations. Gains resulting from the redemption or sale of shares of the New Jersey fund will also be exempt from the New Jersey Gross Income Tax.

The New Jersey Gross Income Tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, interest on tax-exempt obligations is included in the net income tax base for purposes of computing the corporate business tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

The New Jersey fund will notify shareholders by February 15 of each calendar year as to the amounts of dividends and distributions made with respect to the preceding calendar year that are exempt from federal income taxes and New Jersey personal income tax and the amounts, if any, which are subject to such taxes. The New Jersey fund will also make appropriate certification of its status to New Jersey tax authorities by that date.

Pennsylvania. Distributions paid by the Pennsylvania fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the Pennsylvania fund attributable to interest received by the Pennsylvania fund from its investments in tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Internal Revenue Code if the interest were exempt from federal income tax. Distributions by the Pennsylvania fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the Pennsylvania fund attributable to its investments in tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities) for purposes of determining a corporation's capital stock value subject to the Commonwealth's capital stock or franchise tax.

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES

The tables below show the effect of the tax status of each fund's tax-exempt securities on the effective yield received by their holders under the Internal Revenue Code of 1986, as amended (the "Code"), and personal and gross income tax laws of the relevant state, (except Florida, which has no personal income tax) in effect for 1996. The tables give the approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of the relevant tax-exempt securities yielding from 4.0%, 6.0% and 8.0%.
Arizona fund

                                            1996
            Taxable income*                Combined
        -----------------------           Arizona and                  Tax-exempt yield
                                           Federal
     Single                Joint          Tax rate**          4.0%           6.0%           8.0%
----------------------------------------------------------------------------------------------------

                                                                              Equivalent taxable yield

    $0-10,000             $0-20,000          17.55%           4.85%          7.28%          9.70%
10,001-24,000         20,001-40,000          17.98%           4.88           7.31           9.75
24,001-25,000         40,001-50,000          30.52%           5.76           8.64          11.51
25,001-50,000         50,001-96,900          31.02%           5.80           8.70          11.60
50,001-58,150                                31.74%           5.86           8.79          11.72
                     96,900-100,000          33.90%           6.05           9.08          12.10
58,151-121,300                     100,001-147,700           34.59%          6.12           9.17             12.23
121,301-150,000                    147,601-263,750           39.33%          6.59           9.89             13.19
150,001-263,750                                       39.58%         6.62            9.93           13.24
                    263,751 300,000          42.74%           6.99          10.48          13.97
 over 263,750          over 300,000          42.98%           7.02          10.52          14.03
------------------------------------------------------------------------------------------------------

*   This amount represents taxable income as defined in the Code.  It is assumed that taxable income under Arizona law is the same as taxable income as defined under the Code, however, Arizona taxable income is likely to differ due to differences in exemptions, itemized deductions, and other items.
**  For federal income tax purposes, these combined rates reflect the applicable marginal rates for 1996, including indexing for inflation. These rates include the effect of deducting state taxes on your federal return.



Florida fund



            Taxable income*
                                             1996                     Tax-exempt yield
                                       Combined Florida
     Single                Joint        and Federal Tax
                                            Rate**                4%           6%          8%
-------------------------------------------------------------------------------------------------------
                                                                     Equivalent taxable yield

$ 0    - 24,000                    $ 0 -  40,100          15.00%              4.71%        7.06%      9.41%
24,001 - 58,150                    40,101 - 96,900        28.00               5.56         8.33      11.11
58,150 - 121,300                   96,901- 147,700        31.00               5.80         8.70      11.59
121,301- 263,750                   147,701-263,750        36.00               6.25         9.38      12.50
 over 263,751          over 263,751          39.60                6.62        9.93        13.25
-------------------------------------------------------------------------------------------------------
*     This amount represents taxable income as defined in the Code.
**    These rates reflect only the federal income tax since Florida does not have a personal income tax.

Massachusetts fund
                                             1996
                                           Combined
                                         Massachusetts
            Taxable income*                  and
                                            Federal               Tax-exempt yield
                                              Tax
Single                     Joint            Rate**          4%           6%         8%
----------------------------------------------------------------------------------------------
                                                                     Equivalent taxable yield

$ 0   -  24,000                    $ 0 -  40,100          25.20%        5.35%       8.02%       10.70%
24,001 - 58,150                    40,001 - 96,900        36.64         6.31        9.47        12.63
58,151 - 121,300                   96,901- 147,700        39.28         6.59        9.88        13.18
121,301 - 263,750                  147,701-263,750        43.68         7.10       10.65        14.20
263,751 and over                   263,751 and over       46.85         7.53       11.29        15.05
 ---------------------------------------------------------------------------------------------
*   This amount represents taxable income as defined in the Code and Massachusetts income tax law. It is assumed that taxable income as defined in the Code is the same as under the Massachusetts personal income tax law. However,
    Massachusetts taxable income may differ due to differences in exemptions, itemized deductions, and other   items.
**  For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for 1996.  These combined rates include the effect of deducting state taxes on your federal return.


Michigan fund
                                         1996
                                       Combined
                                       Michigan                   Tax-exempt yield
            Taxable income*           and Federal
                                          Tax
     Single             Joint           Rate**                 4%          6%           8%
 ------------------------------------------------------------------------------------------------
                                                                  Equivalent taxable yield

$    0 - 24,000                 $0 - 39,000            18.74%             4.92%        7.38%      9.84%
24,001 - 58,150                 39,001 - 94,250        31.17              5.81         8.72      11.62
58,151-121,300                   94,251-143,600        34.04              6.06         9.10      12.13
121,301-263,750                 143,601-263,750        38.82              6.54         9.81      13.08
 over 263,750       over 263,750        42.26                 6.93       10.39        13.85
 ------------------------------------------------------------------------------------------------

   *  This amount represents taxable income as defined in the Code.
      It is assumed that taxable income as defined in the Code is the same as under the Michigan personal income tax law, however, Michigan taxable income may differ due to differences in exemptions, itemized deductions, and other items.
  **  For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for 1996, including indexing for inflation. These combined rates include the effect of deducting state taxes on your Federal return.




Minnesota fund
                                          1996
                                        Combined
                                        Minnesota
                                       and Federal                Tax-exempt yield
            Taxable income*               Tax
      Single               Joint         Rate**            4%         6%          8%
 -------------------------------------------------------------------------------------------
                                                             Equivalent taxable yield


   $ 0 - 16,070                    $0 - 23,490          20.10%      5.01%        7.51%       10.01%
  16,071 - 24,000    23,491- 40,100       21.80          5.12       7.67        10.23
  24,001 - 52,790    39,001- 93,340       33.76          6.04       9.06        12.08
  52,791 - 58,150    90,761- 96,900       34.12          6.07       9.11        12.14
  58,151 - 121,300   94,251-147,700       36.87          6.34       9.50        12.67
 121,301 - 263,750  143,601-263,750       41.44          6.83      10.25        13.66
 263,751 and over  263,751 and over       44.73          7.24      10.86        14.47
 -------------------------------------------------------------------------------------------

   *  This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the
      Code is the same as under the Minnesota personal income tax law. However, Minnesota taxable income may differ due to differences in exemptions, itemized deductions, and other items.
  **  For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for 1996. These combined rates include the effect of deducting state taxes on your Federal return.



New Jersey fund
                                           1996
                                         Combined
               Taxable income*           New Jersey                    Tax exempt yield:
           -----------------------          and
                                           Federal
         Single               Joint      Tax rate**                4%      6%       8%
 ------------------------------------------------------------------------------------------------------
                                                                  Equivalent taxable yield

$                 0-20,000              0-20,000  16.19%  4.77% 7.16%     9.55%
20,001 -  24,000    20,001 -  40,100    16.49             4.79    7.18    9.58
   24,001 -  35,000                      40,001 -  50,000          29.26                  5.65    8.48   11.31
                    50,001 -  70,000      29.76                   5.70    8.54   11.39
   35,001 -  40,000                      70,001 -  80,000          30.52                  5.76    8.64   11.51
   40,001 -  58,150                      80,001 -  96,900          31.98                  5.88    8.82   11.76
   58,151 -  75,000                      96,901 - 147,700          34.81                  6.14    9.20   12.27
   75,001 - 121,300                           35.40               6.19    9.29   12.38
                   147,701 - 150,000      39.54                   6.62    9.92   13.23
  121,301 - 263,750                     150,001 - 263,750          40.08                  6.68   10.01   13.35
      over 263,750                       over 263,750              43.45                  7.07   10.61   14.15
 -----------------------------------------------------------------------------------------------------
*    This amount represents taxable income as defined in the Code.  It is assumed that taxable income as defined in the
     Code is the same as under the New Jersey State Personal Income Tax law, however, New Jersey taxable income may differ due to differences in exemptions, itemized deductions, and other items.
**   For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for 1996, including indexing for inflation.  These rates include the effect of deducting state taxes on your
     Federal return.
***  The amount of taxable income of this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions under the Code.



 Ohio fund
                                           1996
                                        Combined
                                          Ohio
                                      and Federal                  Tax-exempt yield
            Taxable income*               Tax  ----------------------------------------------------------
      Single               Joint         Rate **           4%          6%     8%
 ------------------------------------------------------------------------------------------
                                                              Equivalent taxable yield


 $      0 - 5,000         0 - 5,000       15.63%             4.74%        7.11%    9.48%
   5,001 - 10,000    5,001 - 10,000       16.26              4.78         7.17     9.55
  10,001 - 15,000   10,001 - 15,000       17.53              4.85         7.28     9.70
  15,001 - 20,000   15,001 - 20,000       18.16              4.89         7.33     9.77
  20,001 - 24,000   20,001 - 39,000       18.79              4.93         7.39     9.85
  24,001 - 40,000                         31.21              5.81         8.72    11.63
                    39,001 - 40,000       18.79              4.93         7.39     9.85
                    40,001 - 40,100       19.42              4.96         7.45     9.93
 40,001 -  58,150   40,101 - 80,000       31.74              5.86         8.79    11.72
                      80,001-96,900       32.28              5.91         8.86    11.81
  58,151 - 80,000                         34.59              6.12         9.17    12.23
  80,001- 100,000    96,901-100,000       35.10              6.16         9.25    12.33
 100,001- 121,300   100,001-147,700       35.76              6.23         9.34    12.45
 121,301- 200,000   147,701-200,000       40.42              6.17        10.07    13.43
 200,001- 263,750   200,001-263,750       40.80              6.76        10.14    13.51
  over 263,750         over 263,750       44.13              7.16        10.74    14.32
 ----------------------------------------------------------------------------------------------------------------------
   *  This amount represents taxable income as defined in the Code.  It is assumed that taxable income as defined in the Code is the same as under the Ohio personal income tax law, however, Ohio taxable income may differ due to differences in exemptions, itemized deductions, and other items.
  **  For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income  in effect for 1996, including indexing for inflation. These rates include the effect of deducting state taxes on your
      Federal return.



 Pennsylvania fund

                                              1996
                                       Combined marginal
            Taxable income*               Pennsylvania                           Tax-exempt yield:
        ------------------------              and              ------------------------------------------------------
                                          Federal tax
      Single               Joint             Rate**             4%             6%              8%
--------------------------------------------------------------------------------------------------
                                                                                 Equivalent taxable yield

   $0-$24,000             $0-40,100          17.38%          4.84%             7.26%            9.68%
 $23,351-$58,150                    $40,101-$96,900         30.02              5.72             8.57           11.43
 $56,551-$121,300                    $96,901-$147,700       32.93              5.96             8.95           11.93
 $117,951-$263,750                   $147,701-$263,750               37.79              6.43            9.64        12.86
  over $263,751                      over $263,751          41.29              6.81            10.22           13.63
 ----------------------------------------------------------------------------------------------------------------------
 *  This amount represents taxable income as defined in the Code and the Pennsylvania income tax law.  Pennsylvania taxable income may differ due to differences in exemptions, itemized deductions, and other items.
 ** For federal income tax purposes these combined rates reflect the marginal rates on taxable income in effect for
    1996.  For Pennsylvania personal income tax purposes the combined rates reflect tax rates in expected to be in effect for 1996.  These combined rates reflect the effect of deducting state taxes on the Federal return.
----------------------------------------------------------------------------------------------------------------------

Of course, there is no assurance that a fund will achieve any specific tax-exempt yield.  While it is expected that each fund will invest principally in obligations which pay interest exempt from federal income tax and personal income tax of its respective state, other income received by a fund may be taxable.  The tables do not take into account any federal alternative minimum taxes or state or local taxes payable on each fund's distributions except for the personal income tax of its respective state.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of one or more funds and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Officer Name (Age) (Number of funds)

Gary N. Coburn (age 50)  (58 funds).  Senior Managing Director of
Putnam Management.

James E. Erickson (age 61) (23 funds). Managing Director of
Putnam Management.

Blake E. Anderson  (age 39) (15 funds). Senior Vice President of
Putnam Management.

Howard K. Manning (age 43) (5 funds).  Senior Vice President of
Putnam Management.

Richard P. Wyke (age 40) (7 funds).  Senior Vice President of
Putnam Management.

Leslie J. Burke (age 33) (3 funds). Vice President of Putnam
Management. Prior to 1992, Ms. Burke was a Research Associate and
Municipal Bond Trader at Fidelity Management and Research
Company.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the independent accountants for the Arizona fund, Michigan fund, New Jersey fund and Ohio fund, and Price Waterhouse LLP, 160 Federal Street, Boston, MA 02110, are the independent accountants for the Florida fund, Massachusetts fund, Minnesota fund and Pennsylvania fund, each providing audit services, tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in each fund's Annual Report for the fiscal year ended May 31, 1996, filed electronically on the following dates, are incorporated by reference into this SAI:

                                     Date filed
Fund                                File No.   with SEC
_________________________________________________________

Arizona fund        811-6258        7/25/96
Florida fund        811-6129         8/2/96
Massachusetts fund  811-4518        7/30/96
Michigan fund       811-4529        7/25/96
Minnesota fund      811-4527         8/1/96
New Jersey fund     811-5977        7/29/96
Ohio fund           811-4528        7/29/96
Pennsylvania fund   811-5802         8/2/96

The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the reports of Coopers & Lybrand, L.L.P. (for the Arizona, Michigan, New Jersey and Ohio funds) and Price Waterhouse LLP (for the Florida, Massachusetts, Minnesota and Pennsylvania funds), independent accountants, given on the authority of said firms as experts in auditing and accounting.